Share-based compensation - Compensation Cost (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Compensation cost recognized
Compensation cost	$ 738,302	¥ 4,782,573	¥ 266,370	¥ 63,707
Product developments
Compensation cost recognized
Compensation cost	200,628	1,299,625	59,884	20,784
Product Sourcing
Compensation cost recognized
Compensation cost	23,444	151,864	2,958	2,117
Sales and marketing
Compensation cost recognized
Compensation cost	47,949	310,604	12,565	5,417
General and administrative expenses
Compensation cost recognized
Compensation cost	$ 466,281	¥ 3,020,480	¥ 190,963	¥ 35,389